Financial assets, liabilities and financial results (telecom activities) - Cash flows disclosed in financing activities - Net derivatives (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash flows	€ 153	€ (1,793)	€ 3,253
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(663)	(1,311)	2,797
Acquisition	(41)	0	123
Foreign exchange movement	644	(663)	398
Other	148	157	(261)
TDIRA [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows		(185)
Other	0	(1)
Bonds, financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(1,385)	(389)	3,391
Acquisition			148
Foreign exchange movement	599	(624)	346
Other	(52)	(31)	(63)
Bank loans and from development organizations and multilateral lending institutions [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(496)	(322)	335
Acquisition	0		(30)
Foreign exchange movement	27	(25)	36
Other	3	5	8
Finance lease liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Other			(584)
Cash collateral received [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	358	(230)	179
Other	0	0	0
NEU Commercial Paper [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	903	397	(958)
Other	(1)	0	(1)
Bank Overdrafts [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	173	(37)	(123)
Acquisition		0	(4)
Foreign exchange movement	15	(12)	5
Other			7
Other financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	(136)	(484)	(10)
Acquisition	(41)		9
Foreign exchange movement	3	(2)	10
Other	168	(46)	229
Cash collateral paid [member]
Disclosure of detailed information about financial instruments [line items]
Cash flows	615	(519)	430
Foreign exchange movement	€ 0	€ 0	€ 0